Retirement benefit obligations - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet (Details) - Amounts recognised in the balance sheet - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Net defined benefit asset	£ 3,488	£ 3,697
Defined benefit pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Net defined benefit asset	3,532	3,732	£ 4,404
Other retirement benefit schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Net defined benefit asset	£ (44)	£ (35)